Form N-CSR Cover	6 Months Ended
Nov. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Group Conservative Equity ETF
Entity Central Index Key	0002008359
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025